SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                         RULE 23c-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                              1001 Warrenville Road
                              Lisle, Illinois 60532

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21876


The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Securities and Exchange Commission pursuant to no-action relief granted by the Securities and Exchange Commission staff fewer than 30 days prior to the date set for the redemption.

(1) TITLE OF THE CLASS OF SECURITIES OF FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND (THE "FUND") TO BE REDEEMED:

Series M Auction Preferred Shares, liquidation preference of $25,000 per share (the "Preferred Shares").

(2) THE DATE ON WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

October 24, 2008

(3) THE APPLICABLE PROVISIONS OF THE GOVERNING INSTRUMENT PURSUANT TO WHICH THE SECURITIES ARE TO BE CALLED OR REDEEMED:

The Preferred Shares are to be redeemed pursuant to Section 11(a)(i) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Series M Auction Preferred Shares dated as of September 12, 2006, the form of which was filed with the Securities and Exchange Commission on August 30, 2006 as Appendix C to the Fund's Statement of Additional Information, included in the Fund's Registration Statement on Form N-2.

(4) THE PRINCIPAL AMOUNT OR NUMBER OF SHARES AND THE BASIS UPON WHICH THE SECURITIES TO BE REDEEMED ARE TO BE SELECTED:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), an aggregate liquidation preference of $2,200,000 of the Preferred Shares.




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                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 23rd day of October, 2008.


                                 FIRST TRUST TAX-ADVANTAGED PREFERRED
                                    INCOME FUND



                                 By:  /s/ James A. Bowen
                                      ------------------------------------
                                 Name:   James A. Bowen
                                 Title:  President